Other Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Available for sale securities at fair value and unrealized losses
Amortized cost basis	$ 72,016	$ 69,679	$ 72,016
Fair value	31,927	31,455	31,927
Unrealized loss on available for sale securities	(40,089)	(38,224)	(40,089)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities			(38,224)
Unrealized loss on available for sale securities			(1,865)
Ending balance, Unrealized loss on available for sale securities	(40,089)	(38,224)	(40,089)
Straight-lining of company's revenue	24,800	29,600
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis	48,494	47,171	48,494
Fair value	21,567	20,078	21,567
Unrealized loss on available for sale securities	(26,927)	(27,093)	(26,927)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis	23,522	22,508	23,522
Fair value	10,360	11,377	10,360
Unrealized loss on available for sale securities	$ (13,162)	$ (11,131)	$ (13,162)